FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 23, 2021	Jul. 22, 2021	Dec. 31, 2020
Liabilities:
Warrants liability	$ 21,034			$ 0
Fair Value, Inputs, Level 3
Liabilities:
Warrants liability	10,670	$ 15,455
Fair Value, Recurring | Fair Value, Inputs, Level 1 | Warrant Liability – Public Warrants
Liabilities:
Warrants liability	10,364		$ 16,603
Fair Value, Recurring | Fair Value, Inputs, Level 3 | Warrant Liability – Private Warrants
Liabilities:
Warrants liability	$ 10,670		$ 15,455